Supplemental Guarantor Information - Parent Guarantee (Tables) (Parent Guarantee [Member])	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Parent Guarantee [Member]
Condensed consolidating balance sheet table

	Condensed Consolidating Balance Sheet
	July 2, 2011
			Other
		Sysco	Non-Guarantor		Consolidated
	Sysco	International	Subsidiaries	Eliminations	Totals
			(In thousands)
Current assets	$354,450	$34	$5,378,398	$—	$5,732,882
Investment in subsidiaries	14,014,569	371,866	128,461	(14,514,896)	—
Plant and equipment, net	569,567	—	2,942,822	—	3,512,389
Other assets	378,317	329	1,761,638	—	2,140,284

Total assets	$15,316,903	$372,229	$10,211,319	$(14,514,896)	$11,385,555

Current liabilities	$430,300	$201,016	$2,943,759	$—	$3,575,075
Intercompany payables (receivables)	7,800,254	9,301	(7,809,555)	—	—
Long-term debt	2,227,483	—	52,034	—	2,279,517
Other liabilities	405,376	—	420,345	—	825,721
Shareholders' equity	4,453,490	161,912	14,604,736	(14,514,896)	4,705,242

Total liabilities and shareholders' equity	$15,316,903	$372,229	$10,211,319	$(14,514,896)	$11,385,555

	Condensed Consolidating Balance Sheet
	July 3, 2010
			Other
		Sysco	Non-Guarantor		Consolidated
	Sysco	International	Subsidiaries	Eliminations	Totals
			(In thousands)
Current assets	$417,336	$33	$4,658,889	$—	$5,076,258
Investment in subsidiaries	15,265,792	465,641	142,925	(15,874,358)	—
Plant and equipment, net	425,279	—	2,778,544	—	3,203,823
Other assets	362,658	597	1,670,365	—	2,033,620

Total assets	$16,471,065	$466,271	$9,250,723	$(15,874,358)	$10,313,701

Current liabilities	$444,274	$1,114	$2,563,810	$—	$3,009,198
Intercompany payables (receivables)	9,691,238	73,124	(9,764,362)	—	—
Long-term debt	2,225,781	199,881	47,000	—	2,472,662
Other liabilities	411,781	—	592,534	—	1,004,315
Shareholders' equity	3,697,991	192,152	15,811,741	(15,874,358)	3,827,526

Total liabilities and shareholders' equity	$16,471,065	$466,271	$9,250,723	$(15,874,358)	$10,313,701

Condensed consolidating results of operations table

	Condensed Consolidating Results of Operations
	Year Ended July 2, 2011
			Other
		Sysco	Non-Guarantor		Consolidated
	Sysco	International	Subsidiaries	Eliminations	Totals
			(In thousands)
Sales	$—	$—	$39,323,489	$—	$39,323,489
Cost of sales	—	—	31,928,777	—	31,928,777

Gross profit	—	—	7,394,712	—	7,394,712
Operating expenses	535,224	127	4,927,859	—	5,463,210

Operating income (loss)	(535,224)	(127)	2,466,853	—	1,931,502
Interest expense (income)	453,593	10,973	(346,299)	—	118,267
Other expense (income), net	(5,581)	—	(8,638)	—	(14,219)

Earnings (losses) before income taxes	(983,236)	(11,100)	2,821,790	—	1,827,454
Income tax (benefit) provision	(363,403)	(4,103)	1,042,930	—	675,424
Equity in earnings of subsidiaries	1,771,863	60,758	—	(1,832,621)	—

Net earnings	$1,152,030	$53,761	$1,778,860	$(1,832,621)	$1,152,030

	Condensed Consolidating Results of Operations
	Year Ended July 3, 2010
	(53 Weeks)
			Other
		Sysco	Non-Guarantor		Consolidated
	Sysco	International	Subsidiaries	Eliminations	Totals
			(In thousands)
Sales	$—	$—	$37,243,495	$—	$37,243,495
Cost of sales	—	—	30,055,188	—	30,055,188

Gross profit	—	—	7,188,307	—	7,188,307
Operating expenses	500,823	112	4,711,504	—	5,212,439

Operating income (loss)	(500,823)	(112)	2,746,803	—	1,975,868
Interest expense (income)	496,410	10,961)	(381,894)	—	125,477
Other expense (income), net	5,546	—	(4,744)	—	802

Earnings (losses) before income taxes	(1,002,779)	(11,073)	2,863,441	—	1,849,589
Income tax (benefit) provision	(363,029)	(4,009)	1,036,644	—	669,606
Equity in earnings of subsidiaries	1,819,733	38,342	—	(1,858,075)	—

Net earnings	$1,179,983	$31,278	$1,826,797	$(1,858,075)	$1,179,983

	Condensed Consolidating Results of Operations
	Year Ended June 27, 2009
			Other
		Sysco	Non-Guarantor		Consolidated
	Sysco	International	Subsidiaries	Eliminations	Totals
			(In thousands)
Sales	$—	$—	$36,853,330	$—	$36,853,330
Cost of sales	—	—	29,743,076	—	29,743,076

Gross profit	—	—	7,110,254	—	7,110,254
Operating expenses	452,959	117	4,784,967	—	5,238,043

Operating income (loss)	(452,959)	(117)	2,325,287	—	1,872,211
Interest expense (income)	476,238	11,142	(371,058)	—	116,322
Other (income), net	(3,273)	—	(11,672)	—	(14,945)

Earnings (losses) before income taxes	(925,924)	(11,259)	2,708,017	—	1,770,834
Income tax (benefit) provision	(373,797)	(4,545)	1,093,228	—	714,886
Equity in earnings of subsidiaries	1,608,075	44,626	—	(1,652,701)	—

Net earnings	$1,055,948	$37,912	$1,614,789	$(1,652,701)	$1,055,948

Condensed consolidating cash flows table

	Condensed Consolidating Cash Flows
	Year Ended July 2, 2011
			Other
		Sysco	Non-Guarantor	Consolidated
	Sysco	International	Subsidiaries	Totals
	(In thousands)
Net cash provided by (used for):
Operating activities	$(491,211)	$54,049	$1,528,680	$1,091,518
Investing activities	(203,090)	—	(476,466)	(679,556)
Financing activities	(555,282)	—	177,375	(377,907)
Effect of exchange rate on cash	—	—	20,267	20,267
Intercompany activity	1,181,573	(54,049)	(1,127,524)	—

Net (decrease) increase in cash	(68,010)	—	122,332	54,322
Cash at the beginning of the period	373,523	—	211,920	585,443

Cash at the end of the period	$305,513	$—	$334,252	$639,765

	Condensed Consolidating Cash Flows
	Year Ended July 3, 2010
	(53 Weeks)
			Other
		Sysco	Non-Guarantor	Consolidated
	Sysco	International	Subsidiaries	Totals
	(In thousands)
Net cash provided by (used for):
Operating activities	$(649,277)	$31,739	$1,502,966	$885,428
Investing activities	(225,565)	—	(430,755)	(656,320)
Financing activities	(664,236)	—	(2,794)	(667,030)
Effect of exchange rate on cash	—	—	4,714	4,714
Intercompany activity	1,013,405	(31,739)	(981,666)	—

Net (decrease) increase in cash	(525,673)	—	92,465	(433,208)
Cash at the beginning of the period	899,196	—	119,455	1,018,651

Cash at the end of the period	$373,523	$—	$211,920	$585,443

	Condensed Consolidating Cash Flows
	Year Ended June 27, 2009
			Other
		Sysco	Non-Guarantor
	Sysco	International	Subsidiaries	Consolidated Totals
	(In thousands)
Net cash provided by (used for):
Operating activities	$(493,984)	$38,340	$2,032,393	$1,576,749
Investing activities	(82,684)	—	(575,979)	(658,663)
Financing activities	(380,564)	—	921	(379,643)
Effect of exchange rate on cash	—	—	334	334
Intercompany activity	1,369,782	(38,340)	(1,331,442)	—

Net increase in cash	412,550	—	126,227	538,777
Cash at the beginning of the period	486,646	—	(6,772)	479,874

Cash at the end of the period	$899,196	$—	$119,455	$1,018,651